Revenue Interest Financing, Side Letter, and PIPE Conversion Option	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Revenue Interest Financing, Side Letter, and PIPE Conversion Option
9.	Revenue Interest Financing, Side Letter, and PIPE Conversion Option
On February 9, 2023, Legacy Allurion entered into the Revenue Interest Financing Agreement. Pursuant to the Revenue Interest Financing, at the closing of the Business Combination, RTW paid Allurion an aggregate of
$40.0 million Investment Amount. In exchange for the Investment Amount, Allurion will remit revenue interest payments on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries at a rate up to 6.0% of annual net sales prior to December 31, 2026. On or after January 1, 2027, the Company will remit revenue interest payments at a rate up to 10.0% of annual net sales, and it will continue to make revenue interest payments to RTW until December 31, 2030.
If RTW has not received aggregate revenue interest payments equal to at least 100% of the Investment Amount by December 31, 2027, the Company must make a cash payment in an amount sufficient to catch RTW up to 100% of the Investment Amount. If RTW has not received revenue interest payments equal to at least 240% of the Investment Amount by December 31, 2030, the Company must make a cash payment in an amount sufficient to catch RTW up to 240% of the Investment Amount. In any event, RTW shall not receive aggregated revenue interest payments in excess of 260% of the Investment Amount (the “Hard Cap”). In addition, prior to December 31, 2025, the Company may prepay a pre-specified
payment amount (the “Prepayment Amount”) and terminate the Revenue Interest Financing Agreement. The Prepayment Amount shall be an amount equal to 165% of the Investment Amount less the sum of all revenue interest payments made to RTW prior to such date of prepayment.
The Revenue Interest Financing is accounted for under the FVO election of ASC 825 as the Revenue Interest Financing contains embedded derivatives, including the requirements to settle the Revenue Interest Financing prior to maturity upon the occurrence of certain contingent events and our ability to prepay the Revenue Interest Financing, which would require bifurcation and separate accounting. The Revenue Interest Financing was initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. Changes in fair value are recorded as a component of Other income (expense) in the condensed consolidated statements of operations. A portion of the estimated change in fair value must be reported in other comprehensive loss to the extent that it is attributable to instrument-specific credit risk. In connection with the issuance of the Investment Amount, we paid $1.2 million in issuance costs in August 2023, which were directly expensed through general and administrative expense due to the FVO election. As of September 30, 2024, the Company has made $3.6 million in royalty payments to RTW. Refer to Note 10,
Fair Value Measurements
, for additional information regarding the changes in fair value of the Revenue Interest Financing.
Concurrently, and in connection with the Amended Note Purchase Agreement, the Revenue Interest Financing Agreement was amended pursuant to the Omnibus Amendment (the “RIFA Amendment”) by and among the Company, Allurion Opco, Allurion Australia Pty Ltd, a proprietary limited company organized under the laws of Australia and a wholly-owned subsidiary of the Company, the Original RIFA Investors (as defined therein) and RTW, on April 14, 2024. The RIFA Amendment, among other things, increased the rate of revenue interest payments to be paid to RTW on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries for net sales less than or equal to $100 million prior to December 31, 2026 from 6% to 12% and increased the rate on net sales in less than or equal to $100 million on or after January 1, 2027 from 10% to 12%. Additionally, the Prepayment Amount was modified such that, prior to March 31, 2026, the Company is entitled to settle the Revenue Interest Financing for a prepayment amount that would allow the investors to yield a 20% internal rate of return.
In connection with the Company entering into the Revenue Interest Financing, if, at any time beginning 12 months and ending 24 months following the closing of the Mergers, the VWAP per share of Allurion Common Stock is less than $176.00 for the average of 20 trading days within any 30 trading day period (“Stock Price Drop”); and the absolute value of the percentage decrease of such Stock Price Drop measured from a reference price of $250.00 per share of Allurion Common Stock is greater than the absolute value of the percentage decrease in the VWAP of a comparable publicly traded peer index as defined in the Amended and Restated RTW Side Letter over the same time period, then RTW may elect to convert up to $7.5 million of its initial PIPE Investment into additional revenue interest financing to be added to the Investment Amount by forfeiting a number of shares of Allurion Common Stock acquired in the PIPE Investment. Such additions to the Investment Amount would result in proportional increases to the minimum aggregate revenue interest payments described above. The PIPE Conversion Option is accounted for as a derivative under ASC 815. The PIPE Conversion Option was initially measured at its issue-date estimated fair value of $3.3 million within Other liabilities on the condensed consolidated balance sheets with corresponding recognition of expense at inception as there is no right received by the Company that meets the definition of an asset and the transaction did not involve a distribution or a dividend. The PIPE Conversion Option liability is subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date, with a gain or loss recognized within Other income (expense).
The RIFA Amendment was accounted for as a modification with the change in fair value of the PIPE Conversion Option treated as an exchange between the Company and RTW as part of the RIFA Amendment. As such, the Revenue Interest Financing and PIPE Conversion Option were remeasured as of April 16, 2024 just prior to the RIFA Amendment, to $33.0 million and $6.6 million, respectively. The Revenue Interest Financing and PIPE Conversion Option were subsequently remeasured as of April 16, 2024 under the terms of the RIFA Amendment, to $39.0 million and $4.6 million, respectively. As of September 30, 2024, the fair value of the Revenue Interest Financing and PIPE Conversion Option were $38.5 million and $9.9 million, respectively.
For the three months ended September 30, 2024, the Company recorded a $6.7 million loss and a $5.8 million gain on the Revenue Interest Financing through the condensed consolidated statements of operations and other comprehensive income (loss), respectively. For the nine months ended September 30, 2024, the Company recorded a $5.4 million loss and a $0.6 million gain on the Revenue Interest Financing through the condensed consolidated statements of operations and other comprehensive income (loss), respectively. The changes in fair value were recorded in the Changes in fair value of Revenue Interest Financing and PIPE Conversion Option in the condensed consolidated statement of operations.

9.	Revenue Interest Financing, Side Letter, and PIPE Conversion Option
On February 9, 2023, Legacy Allurion entered into the Revenue Interest Financing Agreement. Pursuant to the Revenue Interest Financing, at the closing of the Business Combination, RTW paid Allurion an aggregate of $40.0 million Investment Amount. In exchange for the Investment Amount, Allurion will remit revenue interest payments on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries at a rate up to 6.0% of annual net sales prior to December 31, 2026. On or after January
1
, 2027, the Company will remit revenue interest payments at a rate up to 10.0% of annual net sales, and it will continue to make revenue interest payments to RTW until December 31, 2030.
If RTW has not received aggregate revenue interest payments equal to at least 100% of the Investment Amount by December 31, 2027, the Company must make a cash payment in an amount sufficient to catch RTW up to 100% of the Investment Amount. If RTW has not received revenue interest payments equal to at least 240% of the Investment Amount by December 31, 2030, the Company must make a cash payment in an amount sufficient to catch RTW up to 240% of the Investment Amount. In any event, RTW shall not receive aggregated revenue interest payments in excess of 260% of the Investment Amount (the “Hard Cap”). In addition, prior to December 31, 2025, the Company may prepay a pre-specified
payment amount (the “Prepayment Amount”) and terminate the Revenue Interest Financing Agreement. The Prepayment Amount shall be an amount equal to 165% of the Investment Amount less the sum of all revenue interest payments made to RTW prior to such date of prepayment.
The Revenue Interest Financing is accounted for under the FVO election of ASC 825 as the Revenue Interest Financing contains embedded derivatives, including the requirements to settle the Revenue Interest Financing prior to maturity upon the occurrence of certain contingent events and our ability to prepay the Revenue Interest Financing, which would require bifurcation and separate
accounting. The Revenue Interest Financing is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. Changes in fair value are recorded as a component of Other (expense) income in the consolidated statements of operations. A portion of the estimated change in fair value must be reported in other comprehensive loss to the extent that it is attributable to instrument-specific credit risk. For the year ended December 31, 2023, the Company recorded a $3.4 million gain and a $0.7 million loss through the consolidated statements of operations and other comprehensive loss, respectively. In connection with the issuance of the Investment Amount, we paid $1.2 million in issuance costs, which were directly expensed through general and administrative expense due to the FVO election. As of December 31, 2023, the Company has made $1.1 million in royalty payments to RTW.
Concurrently and in connection with the Revenue Interest Financing and PIPE Subscription Agreement (as discussed in Note 3,
Business Combination
), on February 9, 2023, Legacy Allurion entered into the RTW Side Letter with RTW, subsequently amended on May 2, 2023. The Amended and Restated RTW Side Letter amended and restated the existing RTW Side Letter in its entirety, in order to reflect that any conditional additional shares issuable to RTW would be calculated net of any Backstop Shares issuable to RTW under the Backstop Agreement. Refer to Note 8,
Debt
for discussion around the additional shares issued to RTW in connection with the Amended and Restated RTW Side Letter and Backstop Agreement.
In connection with the Company entering into the Revenue Interest Financing, if, at any time beginning 12 months and ending 24 months following the closing of the Mergers, the VWAP per share of Allurion Common Stock is less than $176.00 for the average of 20 trading days within any 30 trading day period (“Stock Price Drop”); and the absolute value of the percentage decrease of such Stock Price Drop measured from a reference price of $250.00 per share of Allurion Common Stock is greater than the absolute value of the percentage decrease in the VWAP of a comparable publicly traded peer index as defined in the Amended and Restated RTW Side Letter over the same time period, then RTW may elect to convert up to $7.5 million of its initial PIPE subscription into additional revenue interest financing to be added to the Investment Amount by forfeiting a number of shares of Allurion Common Stock acquired in the PIPE subscription. Such additions to the Investment Amount would result in proportional increases to the minimum aggregate revenue interest payments described above. The PIPE Conversion Option is accounted for as a derivative under ASC 815. The PIPE Conversion Option was initially measured at its issue-date estimated fair value of $3.3 million within Other liabilities on the consolidated balance sheet with corresponding recognition of expense at inception as there is no right received by the Company that meets the definition of an asset and the transaction did not involve a distribution or a dividend. The PIPE Conversion Option liability is subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date, with a gain or loss recognized within Other income
(expense).

The components of the Company’s Revenue Interest Financing consist of the following (in thousands):

December 31, 2023
Revenue Interest Financing liability	$40,000

Total principal amounts of debt	40,000

Less: Royalty payments	(1,092)
Less: Change in fair value of debt	(2,708)

Long-term Revenue Interest Financing liability	$36,200